Promissory Notes Payable - Schedule of Fair Value of Derivative Warrant Liability Assumptions (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Apr. 24, 2020 USD ($) $ / shares	Nov. 14, 2019 USD ($) $ / shares
Change in derivative liability		$ (18,843,947)
November 2019 Issuance [Member]
Share price | $ / shares	$ 0.43	$ 0.73		$ 0.53
Warrant liabilities, fair value	$ 54,367	$ 150,161		$ 106,622
Change in derivative liability	$ 95,794	$ (43,539)
November 2019 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term	409 days	501 days		731 days
November 2019 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features	100	100		100
November 2019 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features	0.75	0.94		1.53
November 2019 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features	0	0		0
April 2020 Issuance [Member]
Share price | $ / shares	$ 0.43	$ 0.73	$ 0.46
Warrant liabilities, fair value	$ 86,603	$ 186,410	$ 99,901
Change in derivative liability	$ 99,807	$ (86,509)
April 2020 Issuance [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term	409 days	501 days	568 days
April 2020 Issuance [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features	100	100	100
April 2020 Issuance [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features	0.28	0.30	0.33
April 2020 Issuance [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features	0	0	0